Summary of Significant Accounting Policies - Schedule of Foreign Currency Translation of Financial Statement Items (Details)	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
China, Yuan Renminbi [Member] | Income statement and cash flows items [Member]
Balance sheet items, except for equity accounts
Exchange rates	7.1855	7.0637	6.615
United States of America, Dollars [Member] | Income statement and cash flows items [Member]
Balance sheet items, except for equity accounts
Exchange rates	1	1	1
Balance sheet items, except for equity accounts [Member] | China, Yuan Renminbi [Member]
Balance sheet items, except for equity accounts
Exchange rates	7.1178	7.3166
Balance sheet items, except for equity accounts [Member] | United States of America, Dollars [Member]
Balance sheet items, except for equity accounts
Exchange rates	1	1